Segment Information	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segment Information
Note 7 — Segment Information
Revenue by business segment is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Sell-side advertising	$122,434	$60,011
Buy-side advertising	34,676	29,349
Total revenues	$157,110	$89,360
Operating (loss) income by business segment reconciled to (loss) income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Sell-side advertising	$4,874	$8,318
Buy-side advertising	7,792	6,992
Corporate office expenses	(14,851)	(7,331)
(Loss) income from operations	(2,185)	7,979
Corporate other expense	(4,091)	(3,486)
(Loss) income before income taxes	$(6,276)	$4,493
Total assets by business segment are as follows (in thousands):

	December 31,
	2023	2022
Sell-side advertising	$34,354	$25,512
Buy-side advertising	22,539	25,686
Corporate office	13,779	6,928
Total assets	$70,672	$58,126
Note 7 — Segment Information
Revenue by business segment is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Sell-side advertising	$2,202	$51,622	$33,001	$89,006
Buy-side advertising	6,873	7,850	20,204	27,093
Total revenues	$9,075	$59,472	$53,205	$116,099
Operating loss by business segment reconciled to loss before income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Sell-side advertising	$(873)	$6,206	$536	$9,657
Buy-side advertising	1,349	1,551	3,490	6,980
Corporate office expenses	(4,134)	(3,263)	(12,555)	(10,030)
Total operating (loss) income	(3,658)	4,494	(8,529)	6,607
Corporate other expense	3,887	(977)	1,323	(3,229)
Income (loss) before income taxes	$229	$3,517	$(7,206)	$3,378
Total assets by business segment are as follows (in thousands):

	September 30, 2024	December 31, 2023
Sell-side advertising	$3,807	$34,354
Buy-side advertising	20,604	22,539
Corporate office	6,880	13,779
Total assets	$31,291	$70,672